Amplify Cleaner Living ETF
Schedule of Investments
July 31, 2021 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.9%
Cleaner Building & Infrastructure - 17.9%
Array Technologies, Inc. (a)	1,030	$13,946
Ballard Power Systems, Inc. (a)	914	14,799
Beam Global (a)	478	14,612
Blink Charging Co. (a)	422	14,572
Bloom Energy Corp. - Class A (a)	650	14,170
Daqo New Energy Corp. - ADR (a)	242	14,338
Enphase Energy, Inc. (a)	112	21,235
FuelCell Energy, Inc. (a)	1,572	9,951
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	308	17,494
JinkoSolar Holding Co. Ltd. - ADR (a)	360	19,400
Schnitzer Steel Industries, Inc.	298	15,621
SolarEdge Technologies, Inc. (a)	68	17,645
TPI Composites, Inc. (a)	376	14,717
Trex Co., Inc. (a)	166	16,119
		218,619
Cleaner Energy - 22.6%
Azure Power Global Ltd. (a)	768	20,006
Boralex, Inc.	526	16,557
Brookfield Renewable Corp. - Class A	392	16,634
Brookfield Renewable Partners LP	416	16,379
Canadian Solar, Inc. (a)	412	16,583
Clean Energy Fuels Corp. (a)	1,540	11,565
First Solar, Inc. (a)	208	17,896
Gevo, Inc. (a)	1,990	12,119
Innergex Renewable Energy, Inc.	942	16,422
NextEra Energy Partners LP	224	17,367
Ormat Technologies, Inc.	234	16,319
ReneSola Ltd. - ADR (a)	1,762	13,197
Renewable Energy Group, Inc. (a)	248	15,190
Sunnova Energy International, Inc. (a)	522	19,888
SunPower Corp. (a)	644	15,952
Sunrun, Inc. (a)	370	19,599
VivoPower International PLC (a)	2,218	14,617
		276,290
Cleaner Food & Dining - 30.4%
BellRing Brands, Inc. - Class A (a)	564	18,651
Beyond Meat, Inc. (a)	108	13,252
Calavo Growers, Inc.	234	13,184
Calyxt, Inc. (a)	3,446	13,026
Chipotle Mexican Grill, Inc. (a)	12	22,361
Else Nutrition Holdings, Inc. (a)	7,556	17,140
Fresh Del Monte Produce, Inc.	460	14,196
Freshpet, Inc. (a)	94	13,766
Kura Sushi USA, Inc. - Class A (a)	426	20,712
Laird Superfood, Inc. (a)	502	14,006
Landec Corp. (a)	1,330	14,550
Mission Produce, Inc. (a)	706	13,675
National Beverage Corp.	326	14,794
Natural Grocers by Vitamin Cottage, Inc.	1,424	15,920
Oatly Group AB - ADR (a)	558	9,905
Pilgrim’s Pride Corp. (a)	694	15,372
Primo Water Corp.	906	14,952
Sanderson Farms, Inc.	96	17,937
Sprouts Farmers Market, Inc. (a)	552	13,568
SunOpta, Inc. (a)	1,212	12,765
Tattooed Chef, Inc. (a)	722	14,238
The Alkaline Water Co., Inc. (a)	11,072	21,701
The Hain Celestial Group, Inc. (a)	384	15,325
The Simply Good Foods Co. (a)	456	17,091
		372,087
Cleaner Health & Beauty - 12.8%
Herbalife Nutrition Ltd. (a)	308	15,690
Lululemon Athletica, Inc. (a)	48	19,208
Medifast, Inc.	58	16,560
Nautilus, Inc. (a)	980	14,161
Peloton Interactive, Inc. - Class A (a)	148	17,471
Planet Fitness, Inc. - Class A (a)	222	16,701
The Honest Co., Inc. (a)	904	12,991
Tivity Health, Inc. (a)	606	15,198
USANA Health Sciences, Inc. (a)	158	15,053
WW International, Inc. (a)	430	13,218
		156,251
Cleaner Transportation - 16.2%
Arcimoto, Inc. (a)	1,178	19,260
AYRO, Inc. (a)	3,052	13,429
ElectraMeccanica Vehicles Corp. (a)	3,706	13,304
GreenPower Motor Co., Inc.	962	16,470
Kandi Technologies Group, Inc. (a)	2,616	13,865
Li Auto, Inc. - ADR (a)	592	19,767
Nikola Corp. (a)	948	11,253
NIO, Inc. - ADR (a)	364	16,263
Niu Technologies - ADR (a)	486	12,442
Plug Power, Inc. (a)	522	14,240
Tesla, Inc. (a)	28	19,242
Workhorse Group, Inc. (a)	1,072	12,371
XPeng, Inc. - ADR (a)	400	16,212
		198,118
Total Common Stocks (Cost $1,274,728)		1,221,365

MONEY MARKET FUNDS - 0.1%
Invesco Government & Agency Portfolio - Institutional Class - 0.03% (c)	1,425	1,425
Total Money Market Funds (Cost $1,425)		1,425
Total Investments - 100.0%
(Cost $1,276,153)		$1,222,790

Percentages are based on Net Assets of $1,222,170.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	Real Estate Investment Trust.
(c)	Seven-day yield as of July 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2021, there have been no significant changes to the Fund’s fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of July 31, 2021:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$1,221,365
Money Market Funds	1,425
Total Level 1	1,222,790
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$1,222,790

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2021, there were no transfers into or out of Level 3 for the Fund.